UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-22523

   Destra Investment Trust II
(Exact name of registrant as specified in charter)

901 Warrenville Rd., Suite 15
                 Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso
901 Warrenville Rd., Suite 15
                     Lisle, IL 60532
 (Name and address of agent for service)

Registrant's telephone number, including area code:                 1-630-241-4200

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Destra Preferred and Income Securities Fund
Destra Focused Equity Fund

Semi-Annual Report
March 31, 2013

Table of Contents

Shareholder Letter	3
Discussion of Fund Performance – Destra Preferred and Income Securities Fund	4
Fund Risk Disclosures – Destra Preferred and Income Securities Fund	9
Discussion of Fund Performance – Destra Focused Equity Fund	11
Fund Risk Disclosures – Destra Focused Equity Fund	15
Overview of Fund Expenses	17
Portfolio of Investments
Destra Preferred and Income Securities Fund	18
Destra Focused Equity Fund	21
Statements of Assets and Liabilities	22
Statements of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	26
Notes to Financial Statements	28
Trustees and Officers	32
General Information	35

Not FDIC or Government Insured, No Bank Guarantee, May Lose Value

Dear Shareholder,

As we have said in the past, at Destra we focus on investment strategies and managers that seek to generate returns in a responsible manner. We do this by selecting investment managers who attempt to limit the downside when markets go down and participate in the upside when markets go up. Our income generating strategies take this same approach to generating returns responsibly. The managers we have selected and oversee have a long history of doing exactly that. We are happy to report that performance for the Destra Funds were in line or closing the gap with their benchmarks for the six months ended March 31, 2013.

The past six months certainly have been interesting. During the fourth quarter 2012 there was much uncertainty in the minds of investors with regard to the markets. Concerns about the US elections and the looming “fiscal cliff” issues topped the list of investors’ worries. While the outcome of the elections was known before the end of the quarter, thereby removing one of the uncertainties, investors were still worried about the prospect of higher taxes and federal spending cuts. Despite these concerns, the economy continued to grow during the quarter, albeit at a slower pace. The equity market, however, was little changed for the quarter. Not so for the first quarter 2013. The equity market saw a strong broad based rally, fueled by the postponement of federal sending cuts and positive employment, housing and sentiment data. However, other key indicators such as industrial production, personal income, and corporate earnings signaled slower economic growth.

We have said before that we believe that investors who have a well thought out long-term strategic investment plan and who stick to it have a better chance of achieving their investment goals than those who overact to short-term changes in the market. We still believe that. Thank you for the confidence you have placed in us by selecting a Destra Fund to help you with your investment goals. This semi-annual report should provide you with information on your Fund’s performance and other insights regarding the Fund’s investment strategy and management.

Sincerely,

Peter Amendolair
Chief Investment Officer
Destra Capital Advisors LLC

DESTRA PREFERRED AND INCOME SECURITIES FUND
DISCUSSION OF FUND PERFORMANCE

Destra Preferred and Income Securities Fund as of March 31, 2013
Inception Date: April 12, 2011				Inception Date: November 1, 2011
			Life				Life
Share Class	6 months	1 year	of Fund	Share Class	6 months	1 year	of Fund
A at NAV	4.56%	12.72%	23.26%	C at NAV	4.16%	11.92%	19.25%
A with Load	-0.12%	7.68%	17.69%	C with Load	3.16%	10.92%	19.25%
I at NAV	4.67%	13.10%	23.95%
Preferred Benchmark	4.90%	11.28%	18.21%	Preferred Benchmark	4.90%	11.28%	18.35%

Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.destracapital.com or call 877.855.3434. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 4.50% and a 12b-1 fee of .25%. C Class shares have a maximum deferred sales charge of 1.00% and a 12b-1 fee of 1.00%.

The Fund’s total returns would have been lower if certain expenses had not been waived or reimbursed by the investment adviser. Returns for less than one year are not annualized. Returns over one year are cumulative. Fund returns include the reinvestment of dividends.

The Preferred and Income Securities Fund’s estimated total annual operating expense ratio, gross of any fee waiver or expense reimbursement were anticipated to be 4.78% for Class A, 8.58% for Class C, and 5.19% for Class I shares. There is a voluntary fee waiver currently in place for this Fund through February 1, 2022, to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 1.50% for Class A, 2.25% for Class C, and 1.22% for Class I shares of average net assets per year. Some expenses fall outside of this cap and actual expenses may be higher than 1.50% for Class A, 2.25% for Class C, and 1.22% for Class I shares. Without this expense cap, actual returns would be lower.

The Preferred Benchmark is calculated as the sum of 50% of the monthly return on the BofA Merrill Lynch Hybrid Preferred Securities 8% Constrained Index and 50% of the monthly return on the BofA Merrill Lynch US Capital Securities US Issuers 8% Constrained Index. Index returns include investments of any distributions. It is not possible to invest directly in an index.

The BofA Merrill Lynch Hybrid Preferred Securities 8% Constrained Index includes taxable, fixed-rate, US dollar denominated investment-grade, preferred securities listed on a US exchange. The BofA Merrill Lynch US Capital Securities US Issuers 8% Constrained Index includes investment grade fixed rate or fixed-to-floating rate $1,000 par securities that receive some degree of equity credit from the rating agencies or their regulators. Unlike the portfolio returns,the index returns do not reflect any fees or expenses and do not include the effect of any cash reserves.

Growth of $10,000 Investment
Since Inception At Offering Price

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund. Class A Shares have a maximum sales charge of 4.50% imposed on purchases. Indexes are unmanaged and do not take into account fees, expenses or other costs. Past performance does not guarantee future results. The hypothetical example does not represent the returns of any particular investment.

DESTRA PREFERRED AND INCOME SECURITIES FUND
DISCUSSION OF FUND PERFORMANCE, CONTINUED
As of March 31, 2013

Industrial Sectors		Weight
Bank		48%
Insurance		25%
Utility		9%
Finance		8%
REIT		7%
Energy		2%
Cash		1%

Security Types	Weight	% QDI
Taxable (Flat) - Preferred	42%	47%
Perpetual	25%	100%
Taxable Hybrid Capital Security	17%	0%
DRD Capital Security	5%	100%
Convertible Preferred	4%	100%
Taxable (Flat) Debt	4%	0%
Corporate Bond	2%	0%
Cash	1%	0%
Qualified Dividend Income (QDI) meets specific criteria to be taxed at lower long-term capital gains tax rates rather than at an individual’s ordinary income rate.

Credit Quality
	Moody’s			Standard & Poors
A2		0.0%	AA-		1.6%
A3		0.4%	A-		0.2%
Baa1		4.9%	BBB+		14.0%
Baa2		20.2%	BBB		24.1%
Baa3		24.5%	BBB-		23.2%
Ba1		28.4%	BB+		22.8%
Ba2		13.2%	BB		12.4%
Ba3		0.4%	Not Rated		0.7%
<Ba		1.5%
Not Rated		5.5%
Cash		1.0%	Cash		1.0%

Top 10 Issuers	% of Total Investments
Wells Fargo & Co.	4.5%
ING Groep NV	4.4%
JPMorgan Chase	4.1%
HSBC PLC	3.6%
Metlife, Inc.	3.5%
Bank of America Corporation	3.5%
Goldman Sachs Group	3.4%
Barclays Bank PLC	3.2%
Citigroup	2.8%
Morgan Stanley	2.6%

DESTRA PREFERRED AND INCOME SECURITIES FUND
DISCUSSION OF FUND PERFORMANCE, CONTINUED
As of March 31, 2013

30 Day SEC Yield
Destra Preferred and Income Securities, Class A	4.89%
Destra Preferred and Income Securities, Class C	4.34%
Destra Preferred and Income Securities, Class I	5.38%

The performance quoted would have been 4.46% for Class A, 3.46% for Class C, and 5.02% for Class I if fee waivers and/or expense reimbursements had not been in effect. The total expense ratio for Class A is 1.50%, Class C is 2.35% and Class I is 1.22% as disclosed in the prospectus dated February 6, 2013. Please refer to the Financial Highlights section in this report for more related information.

DESTRA PREFERRED AND INCOME SECURITIES FUND
DESTRA PREFERRED AND INCOME SECURITIES FUND PORTFOLIO MANAGER LETTER

Fund Snapshot

The Destra Preferred and Income Securities Fund (the “Fund”) is sub-advised by Flaherty & Crumrine Incorported. The following report is their review of the Fund’s performance over the six months ending March 31, 2013 comprising the semi-annual reporting period and an outlook for the markets the Fund invests in going forward.

How did the Fund perform during the semi-annual time period October 1, 2012 – March 31, 2013?

During the semi-annual time period, the Fund’s investment portfolio had good returns. The Class A shares had a total return of 4.56% on Net Asset Value, (“NAV”) (without load), the Class I shares had a total return of 4.67% on NAV and the Class C shares had a total return of 4.16% on NAV (without load). The Fund returns compared favorably to its benchmark index* (a 50/50 blend of the BofA Merrill Lynch Hybrid Preferred Securities 8% Constrained Index and the BofA Merrill Lynch US Capital Securities US Issuers 8% Constrained Index), which had a total return of 4.90% during the time period.

Two important things to note when considering a fund’s returns—first, the returns include reinvestment of all distributions, and second, it is not possible to invest directly in an index. The Fund’s investment objective is total return with an emphasis on high current income. Under normal market conditions, the Fund invests at least 80% of the Fund’s net assets in a portfolio of preferred and income-producing securities, including traditional preferred stock, trust preferred securities, hybrid securities that have characteristics of both equity and debt securities, convertible securities, contingent-capital securities, subordinated debt, senior debt and securities of other open-end, closed-end or exchange-traded funds that invest primarily in the same types of securities. The Fund may invest up to 40% of its assets in securities of non-US companies, and up to 15% of its assets in common stocks. In addition, under normal market conditions, the Fund invests more than 25% of its total assets in companies principally engaged in financial services. The Fund will principally invest in (i) investment grade quality securities or (ii) below investment grade quality preferred or subordinated securities of companies with investment grade senior debt outstanding, in either case determined at the time of purchase.

*
Preferred Benchmark is a 50/50 blend of the BofA Merrill Lynch Hybrid Preferred Securities 8% Constrained Index (P8HO), a subset of the BofA Merrill Lynch Fixed Rate Preferred Securities IndexSM that contains all subordinated constituents of the fixed rate index with a payment deferral feature and with issuer concentration capped at a maximum of 8% (the fixed-rate index includes investment grade DRD eligible and non- DRD eligible preferred stock and senior debt); and the BofA/ML US Capital Securities US Issuers 8% Constrained Index (C8CT), a subset of the BofA Merrill Lynch Corporate All Capital Securities IndexSM that contains securities issued by US corporations (the index includes investment grade fixed-rate or fixed-to-floating rate $1,000 par securities that receive some degree of equity credit from the rating agencies or their regulators and with issuer concentration capped at a maximum of 8%). Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

What was the market environment like during the period?

Redemption activity in the preferred market picked up late in the period when the Federal Reserve released its CCAR (Comprehensive Capital Analysis and Review) results. This allowed large US banks to move forward with their capital plans, and they did so by redeeming more trust preferred securities (that have become unattractive capital under the 2010 Dodd-Frank Act) as well as many older high coupon issues. All told, $62B of US bank TruPS have been redeemed from 2010 through March 31, 2013, with $13B occurring in the semi-annual period. At the same time only $24B of new Tier 1 preferreds have been issued through March 31, 2013. The combination of investors searching for yield and shrinking supply resulted in good performance for preferred securities over the past six months.

While the most recent wave of redemptions was prompted by the release of the CCAR results, US banks have been redeeming trust preferred securities for some time due to the bank capital requirements mandated by Dodd-Frank. As trust preferred securities get taken out of the market, banks and certain financial companies—the primary issuers of securities purchased by the Fund—have shifted to issuing traditional preferred stock. From a tax perspective, this shift provides benefits for preferred investors as dividends from traditional preferred stock count as qualified dividend income (QDI) for tax purposes (QDI-eligibility for preferred stock was permanently extended in January as part of The American Taxpayer Relief Act of 2012). QDI-eligible preferred stock now totals 43% of the preferred market, and we expect it to grow both in total dollars and as a percentage of the market.

Overall, conditions for preferred securities have been, and remain, positive. Credit quality continues to improve as bank problem loans are falling, housing is recovering and corporate and household balance sheets are improving. Meanwhile investor demand is high as bank issuers continue to redeem their trust preferred securities and issue new DRD-eligible preferred stock. Dividend Received Deduction (DRD) is a tax credit for institutional holders on received dividends. DRD

DESTRA PREFERRED AND INCOME SECURITIES FUND
DESTRA PREFERRED AND INCOME SECURITIES FUND PORTFOLIO MANAGER LETTER, CONTINUED

allows US corporations to exclude taxes on 70% of dividends received from the preferred stocks of other corporations. DRD does not apply to individuals. Interest received is not eligible for the DRD, only dividends.

How did the Fund adjust to the market during this period?

While we think the US economy will continue to grow at a moderate pace and monetary policy will remain accommodative for some time, we also know that long-term rates will rise at some point and therefore we are sensitive to the duration risk in the Fund. For the most part, the Fund has avoided investing in new issues coming to market with low coupons that are at risk of remaining outstanding when rates begin to rise. Rather, the Fund has invested in, where possible, securities with less extension risk or in securities that are currently fixed rate but will convert to a floating rate in future years.

Which holdings contributed to the Fund’s performance?

During the first three months of the semi-annual period, the Fund had moderate positive total return due to uncertainty about the impact of the fiscal cliff and year-end tax selling. However, returns accelerated beginning in January with the Fund’s insurance and foreign holdings leading the way. For the complete semi-annual period, all sectors of the Fund’s holdings contributed positively to results, with insurance companies, banks and financial issuers performing the best.

Which holdings detracted from the Fund’s performance?

Almost every security in the portfolio contributed positively to the Fund’s performance in the period, although its utility holdings did not perform as well as the Fund’s financial positions. Furthermore while the Fund’s holdings of foreign preferred securities (US dollar denominated) have performed well since the new year, for the entire semi-annual period they lagged the returns from the Fund’s domestic issuers.

What is the portfolio manager’s outlook for the next six months/year?

We anticipate real 2013 US GDP growth in the range of 2% to 2.5%, although the impact of ongoing budget negotiations could cause growth to slip below that range. Interest rates are likely to remain relatively low given the moderate growth of the economy, low inflation and accommodative monetary policy.

We continue to manage the Fund as we always have, weighing the risks and opportunities in the preferred market as we see them in order to achieve our objective of total return with an emphasis on current income for the Fund’s shareholders. However, we also understand that the current preferred market environment presents unique risks and opportunities.

The economic outlook continues to provide support for preferred valuations and we foresee low risk of a sharp, widespread drop in preferred securities’ prices. In a low return world, yields on preferred securities remain attractive relative to other fixed-income alternatives.

DESTRA PREFERRED AND INCOME SECURITIES FUND
FUND RISK DISCLOSURES – DESTRA PREFERRED AND INCOME SECURITIES FUND

This document may contain forward-looking statements representing Destra’s or the portfolio manager or sub-adviser’s beliefs concerning futures operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s or the portfolio managers or sub-adviser’s control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Some important risks of the Destra Preferred and Income Securities Fund are:

PRINCIPAL RISKS

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Preferred and Subordinated Security Risk—Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Credit Risk—Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments. Credit risk may be heightened for the Fund because the Fund may invest in “high yield” or “high risk” securities; such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends and interest and repay principal.

Interest Rate Risk—If interest rates rise, in particular, if long-term interest rates rise, the prices of fixed-rate securities held by the Fund will fall.

Liquidity Risk—This Fund, like all open-end funds, is limited to investing up to 15% of its net assets in illiquid securities. From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. It is possible that certain securities held by the Fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially large redemption requests by fund shareholders.

Concentration Risk—The Fund intends to invest 25% or more of its total assets in securities of financial services companies. This policy makes the Fund more susceptible to adverse economic or regulatory occurrences affecting financial services companies.

Financial Services Company Risk—Financial services companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

Foreign Investment Risk—Because the Fund can invest its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. In addition, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. These events may spread to other

DESTRA PREFERRED AND INCOME SECURITIES FUND
FUND RISK DISCLOSURES – DESTRA PREFERRED AND INCOME SECURITIES FUND, CONTINUED

countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments.

Currency Risk—Since a portion of the Fund’s assets may be invested in securities denominated foreign currencies, changes in currency exchange rates may adversely affect the Fund’s net asset value, the value of dividends and income earned, and gains and losses realized on the sale of securities.

Non-Diversification Risk—The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain securities.

Convertible Securities Risk—The market value of a convertible security often performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The income earned from the Fund’s portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called preferred or debt securities, at market interest rates that are below the portfolio’s current earnings rate.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Market Risk and Selection Risk—Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will under-perform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Risks Associated with Active Management—The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s sub-adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks—The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

DESTRA FOCUSED EQUITY FUND
DISCUSSION OF FUND PERFORMANCE

Destra Focused Equity Fund as of March 31, 2013
Inception Date: April 12, 2011				Inception Date: November 1, 2011
			Life				Life
Share Class	6 months	1 year	of Fund	Share Class	6 months	1 year	of Fund
A at NAV	8.82%	6.41%	21.62%	C at NAV	8.38%	5.56%	18.93%
A with Load	2.58%	0.27%	14.59%	C with Load	7.38%	4.56%	18.93%
I at NAV	8.97%	6.75%	22.48%
S&P 500 Total Return Index	10.19%	13.96%	23.75%	S&P 500 Total Return Index	10.19%	13.96%	29.33%

Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.destracapital.com or call 877.855.3434. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 5.75% and a 12b-1 fee of .25%. C Class shares have a maximum deferred sales charge of 1.00% and a 12b-1 fee of 1.00%

The Fund’s total returns would have been lower if certain expenses had not been waived or reimbursed by the investment adviser. Returns for less than one year are not annualized. Returns over one year are cumulative. Fund returns include the reinvestment of distributions.

The Focused Equity Fund’s estimated total annual operating expense ratio, gross of any fee waiver or expense reimbursement were anticipated to be 3.75% for Class A, 11.11% for Class C, and 4.42% for Class I shares. There is a voluntary fee waiver currently in place for this Fund through February 1, 2022, to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 1.60% for Class A, 2.35% for Class C, and 1.32% for Class I shares of average net assets per year. Some expenses fall outside of this cap and actual expenses may be higher than 1.60% for Class A, 2.35% for Class C, and 1.32% for Class I shares. Without this expense cap, actual returns would be lower.

The S&P 500 Total Return Index includes 500 stocks and is a common measure of the performance of the overall US stock market.

Growth of $10,000 Investment
Since Inception At Offering Price

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund. Class A shares have a maximum sales charge of 5.75% imposed on purchases. Indexes are unmanaged and do not take into account fees, expenses, or other costs. Past performance does not guarantee future results. The hypothetical example does not represent the returns of any particular investment.

DESTRA FOCUSED EQUITY FUND
DISCUSSION OF FUND PERFORMANCE, CONTINUED
As of March 31, 2013

	Destra Focused Equity Fund	S&P 500
Number of Holdings	22	500
Weighted Average Market Cap ($B)	$71.6	$28.0
Trailing Price/Earnings Ratio	21.54x	16.6x
Trailing Price to Book Ratio	3.51x	2.29x

Weighted Average Market Cap: The weighted average of market capitalization (market price multiplied by the number of shares outstanding) of the stocks in the portfolio.

Trailing Price/Earnings Ratio: A valuation ratio of a company’s current share price compared to its per-share earnings over the previous four quarters.

Trailing Price to Book Ratio: A ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

		% of Total
Top Five Holdings:	Ticker	Investments
Mondelez International, Inc.	MDLZ	4.9%
Nike, Inc. (Class B)	NKE	4.8%
Adobe Systems, Inc.	ADBE	4.8%
Target Corp.	COST	4.7%
Costco Wholesale Corp.	JNJ	4.7%

Industry Sectors	Weight
Consumer Discretionary	23.3%
Consumer Staples	23.0%
Information Technology	23.0%
Health Care	18.9%
Cash	7.4%
Telecommunication Services	4.4%

DESTRA FOCUSED EQUITY FUND
DESTRA FOCUSED EQUITY FUND PORTFOLIO MANAGER LETTER

Fund Snapshot

The Destra Focused Equity Fund (the “Fund”) is sub-advised by WestEnd Advisors. This report summarizes their view of how the Fund performed during the reporting period and their outlook for the markets in which the Fund invests. The Fund’s investment objective is to seek long-term capital appreciation.

How did the Fund perform during the period October 1, 2012 - March 31, 2013?

The Fund returned 8.82%, Class A shares at Net Asset Value (“NAV”) (without load) from October 1, 2012 through March 31, 2013, while the Fund’s benchmark, the S&P 500 Total Return Index returned 10.19% over the same time period. The Fund’s Class C shares provided a total return of 8.38% at NAV (without load), while the Class I shares provided a total return of 8.97% at NAV, over the same period.

S&P 500 Total Return Index is a capitalization-weighted index of 500 stocks. Indexes are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

What was the economic and market environment like during the period?

Equity markets, including the Fund’s benchmark, the S&P 500 Total Return Index, delivered strong returns for the six month period ended March 31, 2013. The November 2012 elections reduced policy uncertainty, and an agreement at the end of last year to avoid the full impact of the Fiscal Cliff produced a sense of relief for investors. These developments improved investor sentiment and laid the foundation for a broad-based move up in stocks.

The consensus outlook for the US economy likewise improved during this time period, which contributed to the stock market rally. Upward revisions to first quarter 2013 GDP growth estimates, in part, drove investors’ more optimistic outlook. We, however, do not see a shift higher in the growth trend despite the expected improvement in Q1 GDP growth after a weak reading the prior quarter. In fact, we believe Final Sales, which excludes the volatile inventory component from the GDP calculation, continues to point moderate economic growth near 2%.

Positive employment, housing and sentiment data drove investors’ expectations for an acceleration in growth. We see increased challenges to growth, however, even as other investors have raised their outlooks for the broad economy based on what we see as less impactful economic readings. Key economic indicators like industrial production, personal income, and productivity, which have received less attention than the housing and employment data, point to an advancing of the economic cycle and to a shift lower in the pace of growth.

Which holdings contributed to the Fund’s performance?

Today, WestEnd Advisors believes the economy is in the later stages of the middle phase of the business cycle that started at the end of the recession in 2002. Our research leads us to favor Consumer Discretionary, Consumer Staples, Health Care and Information Technology companies. The largest contributor to performance of the Fund for the six months ended March 31, 2013 was its allocation to the Health Care sector. The Health Care sector was the second best performing sector in the S&P 500 over the six month period. Stock selection in the Health Care sector also contributed to the Fund’s positive performance during the period as Celgene (2.47% of the Fund) and Amgen (2.62% of the Fund), added to gains. Also contributing to the Fund’s performance during the time period was the overweighting (relative to the S&P 500 Total Return Index) of the Consumer Discretionary sector. The Consumer Discretionary sector was the fourth best performing sector in the S&P 500 over the six month period. Lowe’s, which is no longer a holding in the Fund, and Nike (5.07% of the Fund) added to performance within that sector.

Which holdings detracted from the Fund’s performance?

EMC Corp. (4.70% of the Fund) was the worst performing stock in the Fund for the six months ended March 31, 2013. EMC Corp. underperformed as investors were concerned about the company’s ability to maintain a high pace of earnings growth. Bed Bath & Beyond, which is no longer a holding in the Fund, was the second worst performing stock in the Fund. Investors were disappointed by slower same-store sales and earnings growth for Bed Bath & Beyond.

The largest negative contributor to the performance of the Fund for the six months ended March 31, 2013, was the underweight to the Financials sector, which was the best performing sector in the S&P 500 over the six month period.

DESTRA FOCUSED EQUITY FUND
DESTRA FOCUSED EQUITY FUND PORTFOLIO MANAGER LETTER, CONTINUED

WestEnd Advisors’ research indicates that the economy is in the later stages of the middle phase of the business cycle, which is why the Fund was underweight in this sector during the period. We continue to believe that financial companies in general will underperform in this economic environment and the Fund remains underweight to this sector.

What is your outlook for the Fund?

Recent economic data signals to us that US economic growth will likely fall short of investors’ recently boosted expectations, and that growth while positive, will be at a slow pace. New headwinds to growth in 2013, including higher taxes and reduced federal government spending, together with recent broad economic trends indicate the US economy is not likely to return to the high growth rates achieved in 2009 and 2010. At the same time, gains in consumer spending, improved business CapEx readings and high corporate profits signal that the economy is not on the verge of another recession either. Less leverage, less risk-taking and a better rationalization of credit all point to limited upside, but also limited excesses across the economy and only a small risk of any significant pull back in broad economic activity in the intermediate-term.

We believe the Fund is well positioned for the slow-growth economic environment we see ahead as it is divided nearly equally among economically sensitive Sectors and non-economically sensitive Sectors. The portfolio has no allocation to the most economically sensitive Sectors of the market, like Energy, Materials, Financials and Industrials, given the continued low likelihood of strong and accelerating economic growth. Instead, there is a balanced emphasis in the portfolio between companies benefitting from areas of economic strength, like certain areas of consumer and technology spending, and companies from the non-economically sensitive Health Care and Consumer Staples Sectors that should deliver consistent double-digit earnings growth.

DESTRA FOCUSED EQUITY FUND
FUND RISK DISCLOSURES – DESTRA FOCUSED EQUITY FUND

This document may contain forward-looking statements representing Destra’s or the portfolio manager or sub-adviser’s beliefs concerning futures operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s or the portfolio managers or sub-advisers control or are subject to change, actual results could be materially different. There is no guarantee that such forward looking statements will come to pass.

Some important risks of the Destra Focused Equity Fund are:

PRINCIPAL RISKS

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Equity Securities Risk—Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Sector Focus Risk—The Fund will typically focus its investments on companies within particular economic sectors. To the extent that it does so, developments affecting companies in those sectors will have a magnified effect on the Fund’s net asset value and total return.

Consumer Discretionary Companies Risk—Consumer discretionary companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. The success of this sector depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

Information Technology Companies Risk—Information technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

Non-Diversification/Limited Holdings Risk—The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain issues. Furthermore, because the Fund has a relatively small number of issuers the Fund has greater susceptibility to adverse developments in one issuer or group of issuers.

Investment Strategy Risk—The Fund invests in common stocks of companies that the sub-adviser believes will perform well in certain phases of the business cycle. The sub-adviser’s investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

Market Risk and Selection Risk—Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will under-perform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Risks Associated with Active Management—The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s sub-adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

DESTRA FOCUSED EQUITY FUND
FUND RISK DISCLOSURES – DESTRA FOCUSED EQUITY FUND, CONTINUED

General Fund Investing Risks—The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

OVERVIEW OF FUND EXPENSES
As of March 31, 2013 (unaudited)

As a shareholder of the Destra Investment Trust II, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 9/30/12 to 3/31/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized
			Expense
			Ratios	Expenses
	Beginning	Ending	During the	Paid During
	Account	Account	Period	the Period
	Value	Value	9/30/12	9/30/12 to
	9/30/12	3/31/13	to 3/31/13	3/31/13†
Destra Preferred and Income Securities Fund Class A
Actual	$1,000.00	$1,045.61	1.50%	$7.65
Hypothetical (5% return before expenses)	1,000.00	1,017.45	1.50%	7.54
Destra Preferred and Income Securities Fund Class C
Actual	1,000.00	1,041.61	2.25%	11.45
Hypothetical (5% return before expenses)	1,000.00	1,013.71	2.25%	11.30
Destra Preferred and Income Securities Fund Class I
Actual	1,000.00	1,046.72	1.22%	6.23
Hypothetical (5% return before expenses)	1,000.00	1,018.85	1.22%	6.14

Destra Focused Equity Fund Class A
Actual	1,000.00	1,088.23	1.60%	8.33
Hypothetical (5% return before expenses)	1,000.00	1,016.95	1.60%	8.05
Destra Focused Equity Fund Class C
Actual	1,000.00	1,083.84	2.35%	12.21
Hypothetical (5% return before expenses)	1,000.00	1,013.21	2.35%	11.80
Destra Focused Equity Fund Class I
Actual	1,000.00	1,089.72	1.32%	6.88
Hypothetical (5% return before expenses)	1,000.00	1,018.35	1.32%	6.64

†
Expenses are calculated using the Fund’s annualized expense ratio, which includes waived fees or reimbursed expenses, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the six-month period). Hypothetical expenses assume the Fund was outstanding for a full six-month period.

DESTRA PREFERRED AND INCOME SECURITIES FUND
PORTFOLIO OF INVESTMENTS
March 31, 2013 (unaudited)

Number
of		Moody’s
Shares		Ratings	Fair Value
	Long-Term Investments - 96.5%
	Preferred Stocks - 73.1%

	Banks - 39.3%
11,447	Astoria Financial Corp., PFD
	6.500%, Series C (a)	Ba2	$ 285,946
21,360	Bank of America Corp., PFD
	8.625%, Series 8 (a)	B1	544,680
23,500	Barclays Bank PLC, PFD
	7.100%, Series 3 (a)	Ba2	599,015
4,169	7.750%, Series 4 (a)	Ba2	106,935
19,000	8.125%, Series 5 (a)	Ba2	485,640
22,050	BB&T Corp., PFD 5.625%,
	Series E (a)	Baa2	563,157
5,000	Capital One Financial Corp., PFD
	6.000%, Series B (a)	Ba1	126,700
3,500	Citigroup Capital VII, PFD
	7.125% 07/31/31	Ba2	88,515
30,000	Citigroup Capital VIII, PFD
	6.950% 09/15/31	Ba2	754,500
7,542	Citigroup Capital XIII, PFD
	7.875% 10/30/40	Ba2	215,626
5,000	City National Corp., PFD 5.500%,
	Series C (a)	Baa2	124,500
29,500	Countrywide Capital V, PFD
	7.000% 11/01/36	Ba2	753,725
5,000	First Horizon National Corp.,
	PFD 6.200% (a)	Ba2	124,750
30,000	First Niagara Financial Group, Inc.,
	PFD 8.625%, Series B (a)	Ba2	881,400
31,925	First Republic Bank, PFD 6.700%,
	Series A (a)	Baa3	868,041
10,000	Goldman Sachs Group, Inc., PFD
	5.950% (a)	Ba2	253,000
1,000	6.200%, Series B (a)	Ba2	25,590
21,364	HSBC Holdings PLC, PFD
	8.000%, Series 2 (a)	Baa2	600,328
3,900	HSBC USA, Inc., PFD 6.500%,
	Series H (a)	Baa2	99,255
	ING Groep NV,
14,022	PFD 7.050% (a)	Ba1	357,140
5,000	PFD 7.200% (a)	Ba1	127,150
34,634	PFD 7.375% (a)	Ba1	879,704
10,910	PFD 8.500% (a)	Ba1	284,206
4,000	JPMorgan Chase & Co., PFD
	8.625%, Series J (a)	Ba1	103,920
8,000	JPMorgan Chase Capital XXIX,
	PFD 6.700% 04/02/40	Baa2	206,800
6,651	KeyCorp, PFD 7.750%,
	Series A (a)(b)	Ba1	861,903
12,973	Morgan Stanley Capital Trust III,
	PFD 6.250% 03/01/33	Ba1	326,530
11,280	Morgan Stanley Capital Trust VI,
	PFD 6.600% 02/01/46	Ba1	286,625
11,290	Morgan Stanley Capital Trust VII,
	PFD 6.600% 10/15/66	Ba1	284,508
8,185	PNC Financial Services Group,
	Inc., PFD 6.125%, Series P (a)	Baa3	226,479
5,523	Santander Finance Preferred SA
	Unipersonal, PFD 10.500%,
	Series 10 (a)	Ba3	150,557

	Banks (continued)
13,939	SunTrust Banks, Inc., PFD 5.875%,
	Series E (a)	Ba1 $	350,148
12,165	Texas Capital Bancshares, Inc.,
	PFD 6.500% 09/21/42	Ba1	307,410
24,342	Webster Financial Corp., PFD
	6.400%, Series E (a)	Ba1	618,043
	Wells Fargo & Co., PFD
550	7.500%, Series L (a)(b)	Baa3	708,813
20,000	8.000%, Series J (a)	Baa3	598,600
	Zions Bancorporation, PFD
12,803	7.900%, Series F (a)	BB (c)	363,477
22,500	9.500%, Series C (a)	BB (c)	581,625
			15,124,941
	Diversified Financials - 6.1%
30,000	Affiliated Managers Group, Inc.,
	PFD 6.375% 08/15/42	BBB- (c)	808,500
9,287	Charles Schwab Corp., PFD
	6.000%, Series B (a)	Baa2	245,363
1,400	Deutsche Bank Contingent
	Capital Trust III, PFD 7.600% (a)	Ba2	38,710
11,477	Deutsche Bank Contingent Capital
	Trust V, PFD 8.050% (a)	Ba2	325,947
26,172	HSBC Finance Corp., PFD 6.360%,
	Series B (a)	Baa3	659,011
10,000	Raymond James Financial, Inc.,
	PFD 6.900% 03/15/42	Baa2	278,100
			2,355,631
	Insurance - 13.2%
9,050	Arch Capital Group Ltd., PFD
	6.750%, Series C (a)	Baa2	252,042
29,000	Axis Capital Holdings Ltd., PFD
	6.875%, Series C (a)	Baa3	784,740
12,848	Delphi Financial Group, Inc., PFD
	7.376% 05/15/37	BB(c)	321,602
	Endurance Specialty Holdings Ltd.,
18,000	PFD 7.500%, Series B (a)	Baa3	487,080
3,681	PFD 7.750%, Series A (a)	Baa3	102,001
2,763	Everest RE Capital Trust II, PFD
	6.200% 03/29/34, Series B	Baa2	69,268
	Partnerre Ltd.,
6,000	PFD 5.875%, Series F (a)	Baa2	150,060
10,098	PFD 6.500%, Series D (a)	Baa2	257,095
19,500	PFD 7.250%, Series E (a)	Baa2	537,420
	Principal Financial Group, Inc., PFD
1,000	5.563%, Series A (a)	Baa3	99,750
28,387	6.518%, Series B (a)	Baa3	750,552
	Renaissancere Holdings Ltd., PFD
14,000	6.080%, Series C (a)	BBB+ (c)	354,480
21,523	6.600%, Series D (a)	Baa2	548,621
14,210	W.R. Berkley Capital Trust II, PFD
	6.750% 07/26/45	Baa3	362,071
			5,076,782
	Miscellaneous - 0.3%
4,820	Stanley Black & Decker, Inc., PFD
	5.750% 07/25/52	Baa2	127,248

The accompanying notes are an integral part of these financial statements.

DESTRA PREFERRED AND INCOME SECURITIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2013 (unaudited)

Number
of Shares/		Moody’s
Par Value		Ratings	Fair Value
	Real Estate - 6.9%
30,000	Commonwealth REIT, PFD
	7.250%, Series E (a)	Ba1	$ 771,300
10,430	Cubesmart, PFD 7.750%,
	Series A (a)	Ba1	281,088
16,667	Duke Realty Corp., PFD 6.600%,
	Series L (a)	Baa3	425,175
7,012	Kimco Realty Corp., PFD 6.900%,
	Series H (a)	Baa2	187,571
	PS Business Parks, Inc., PFD
6,000	6.450%, Series S (a)	Baa3	158,400
4,448	6.875%, Series R (a)	Baa3	117,650
	Public Storage, PFD
1,600	6.500%, Series P (a)	A3	42,800
4,400	6.875%, Series O (a)	A3	120,164
21,393	Realty Income Corp., PFD 6.625%,
	Series F (a)	Baa2	570,551
			2,674,699
	Utilities - 7.3%
20,334	Constellation Energy Group, Inc.,
	PFD 8.625% 06/15/63, Series A	Baa3	516,280
4,000	Dominion Resources, Inc., PFD
	8.375% 06/15/64, Series A	Baa3	107,040
8,000	Entergy Arkansas, Inc., PFD
	6.450% (a)	Ba1	210,200
5,148	Entergy Louisiana LLC, PFD
	6.950% (a)	Ba1	518,179
5,000	Nextera Energy Capital Holdings,
	Inc., PFD 5.000% 01/15/73	Baa2	123,850
20,000	PPL Capital Funding, Inc., PFD
	5.900% 04/30/73, Series B	Ba1	504,400
21,925	Scana Corp., PFD 7.700%
	01/30/65	Ba1	603,814
2,000	Southern California Edison Co.,
	PFD 6.500%, Series D (a)	Baa2	213,625
			2,797,388
	Total Preferred Stocks
	(Cost $27,479,696)		28,156,689

	Capital Securities - 21.7%

	Banks - 6.3%
250,000	Astoria Capital Trust I 9.750%
	11/01/29, Series B	Ba1	258,759
330,000	First Union Capital II 7.950%
	11/15/29	Baa1	399,611
510,000	Goldman Sachs Capital I
	6.345% 02/15/34	Baa3	532,913
1,071,000	JPMorgan Chase & Co. 7.900%,
	Series 1 (a)	Ba1	1,231,702
			2,422,985
	Diversified Financials - 1.5%
500,000	General Electric Capital Corp.
	7.125%, Series A (a)	Baa1	582,541

	Energy - 1.4%
481,000	Enterprise Products Operating
	LLC 8.375% 08/01/66	Baa2 $	553,558

	Insurance - 11.4%
200,000	ACE Capital Trust II
	9.700% 04/01/30	Baa1	292,500
440,000	Aon Corp. 8.205% 01/01/27	Baa3	576,514
200,000	Everest Reinsurance Holdings, Inc.
	6.600% 05/15/37	Baa2	205,500
200,000	Lincoln National Corp. 7.000%
	05/17/66	Ba1	206,000
837,000	MetLife, Inc. 10.750% 08/01/39	Baa2	1,303,628
799,000	Stancorp Financial Group, Inc.
	6.900% 06/01/67	Baa3	822,970
1,000,000	XL Group PLC 6.500%,
	Series E (a)	Ba1	982,500
			4,389,612
	Utilities - 1.1%
200,000	PPL Capital Funding, Inc.
	6.700% 03/30/67, Series A	Ba1	212,686
195,000	Puget Sound Energy, Inc.
	6.974% 06/01/67, Series A	Baa3	208,696
			421,382
	Total Capital Securities
	(Cost $7,778,129)		8,370,078

	Corporate Bonds - 1.7%

	Banks - 1.4%
416,000	Goldman Sachs Group, Inc.
	6.750% 10/01/37	Baa1	467,636
75,000	Morgan Stanley 6.375%
	07/24/42	Baa1	90,437
			558,073

	Utilities - 0.3%
75,000	Southern Union Co. 8.250%
	11/15/29	Baa3	95,784

	Total Corporate Bonds
	(Cost $564,459)		653,857

	Total Long-Term Investments - 96.5%
	(Cost $35,822,284)		37,180,624

	Money Market Mutual Funds - 0.9%
361,603	Fidelity Institutional Money Market
	Prime, 0.05% (d)
	(Cost $361,603)		361,603

	Total Investments - 97.4%
	(Cost $36,183,887)		37,542,227
	Other Assets in excess of
	Liabilities - 2.6%		982,748

	Net Assets - 100.0%		$ 38,524,975

The accompanying notes are an integral part of these financial statements.

DESTRA PREFERRED AND INCOME SECURITIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2013 (unaudited)

		% of
Summary by Country	Fair Value	Net Assets
Bermuda	$3,473,539	9.0%
Ireland	982,500	2.5
Netherlands	1,648,200	4.3
Spain	150,557	0.4
United Kingdom	1,791,918	4.6
United States	29,495,513	76.6
Total Investments	37,542,227	97.4%
Other Assets in excess
of Liabilities	982,748	2.6
Net Assets	$38,524,975	100.0%

LLC – Limited Liability Corporation
NV – Publicly Traded Company
PFD – Preferred Security
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SA – Corporation

(a)	- Perpetual Security.
(b)	- Convertible Preferred Security.
(c)	- Standard & Poor’s Rating.
(d)	- Interest rate shown reflects yield as of March 31, 2013.

The accompanying notes are an integral part of these financial statements.

DESTRA FOCUSED EQUITY FUND
PORTFOLIO OF INVESTMENTS
March 31, 2013 (unaudited)

Number
of
Shares	Description	Fair Value
	Common Stocks - 97.3%

	Consumer Durables & Apparel - 9.9%
50,306	Coach, Inc.	$ 2,514,797
44,914	NIKE, Inc. - Class B	2,650,375
		5,165,172
	Consumer Staples - 9.8%
44,971	CVS Caremark Corp.	2,472,955
87,258	Mondelez International, Inc. -
	Class A	2,670,968
		5,143,923
	Food & Staples Retailing - 9.7%
24,173	Costco Wholesale Corp.	2,564,997
28,820	Whole Foods Market, Inc.	2,500,135
		5,065,132
	Health Care - 9.9%
7,186	Biogen Idec, Inc. *	1,386,251
42,311	Express Scripts Holding Co. *	2,439,229
27,322	Gilead Sciences, Inc. *	1,336,866
		5,162,346
	Household & Personal Products - 4.6%
37,636	The Estee Lauder Cos., Inc. -
	Class A	2,409,833

	Media - 4.8%
44,274	The Walt Disney Co.	2,514,763

	Pharmaceuticals - 4.9%
31,460	Johnson & Johnson	2,564,934

	Pharmaceuticals, Biotechnology &
	Life Sciences - 5.1%
13,362	Amgen, Inc.	1,369,738
11,170	Celgene Corp. *	1,294,715
		2,664,453
	Retailing - 9.8%
45,961	Nordstrom, Inc.	2,538,426
37,562	Target Corp.	2,571,119
		5,109,545
	Software & Services - 14.7%
60,018	Adobe Systems, Inc. *	2,611,383
11,872	International Business
	Machines Corp.	2,532,298
79,037	Oracle Corp.	2,556,056
		7,699,737

	Technology Hardware & Equipment - 9.5%
102,903	EMC Corp. *	2,458,353
37,348	QUALCOMM, Inc.	2,500,448
		4,958,801

	Telecommunication Services - 4.6%
34,895	Crown Castle International
	Corp. *	$ 2,430,088

	Total Common Stocks
	(Cost $46,301,807)	50,888,727

	Money Market Mutual Funds - 7.8%
4,075,680	Fidelity Institutional Money
	Market Prime,0.05% (a)
	(Cost $4,075,680)	4,075,680

	Total Investments - 105.1%
	(Cost $50,377,487)	54,964,407
	Liabilities in excess
	of other Assets - (5.1%)	(2,646,739)

	Net Assets - 100.0%	$ 52,317,668

*	Non-income producing security.
(a)	Interest rate shown reflects yield as of March 31, 2013.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2013 (unaudited)

	Destra Preferred	Destra
	and Income	Focused
	Securities	Equity
	Fund	Fund
Assets
Investments:
Investments at cost	$36,183,887	$50,377,487
Net unrealized appreciation	1,358,340	4,586,920
Total investments at value	37,542,227	54,964,407
Receivables:
Capital shares sold	564,231	373,887
Dividends and interest	292,819	35,033
Investment securities sold	260,000	—
Foreign tax reclaims	217	—
Prepaid expenses	295	1,131
Total assets	38,659,789	55,374,458

Liabilities
Payables:
Capital shares payable	20,519	29,286
Legal fees	11,771	15,683
Audit fees	11,214	11,214
Due to Advisor	9,417	22,365
Transfer agent fees	6,500	22,931
Trustees’ fees	2,846	2,797
Investment securities purchased	—	2,856,934
Other expenses and liabilities	72,547	95,580
Total liabilities	134,814	3,056,790
Net Assets	$38,524,975	$52,317,668

Composition of Net Assets
Paid-in capital ($0.001 par value common stock)	$36,456,379	$47,032,593
Undistributed net investment income (loss)	559,325	(67,779)
Accumulated net realized gain on investments	150,931	765,934
Net unrealized appreciation on investments	1,358,340	4,586,920
Net Assets	$38,524,975	$52,317,668

Net Assets
Class A	$19,396,794	$31,176,537
Class C	$ 3,549,708	$ 2,446,924
Class I	$15,578,473	$18,694,207

Shares Outstanding
Class A	1,124,860	1,715,822
Class C	205,617	137,134
Class I	908,161	1,027,185

Net Asset Value Per Share
Class A	$ 17.24	$ 18.17
Class C	$ 17.26	$ 17.84
Class I	$ 17.15	$ 18.20

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
For the six months ended March 31, 2013 (unaudited)

	Destra Preferred	Destra
	and Income	Focused
	Securities	Equity
	Fund	Fund
Investment Income
Dividends	$ 876,574	$ 483,858
Less: foreign taxes withheld	(55)	—
Interest income	257,036	—
Total Investment Income	1,133,555	483,858

Expenses
Advisory fees	124,062	183,664
Legal fees	29,362	38,030
Transfer agent fees	21,595	35,812
Distribution fees Class A	19,853	31,136
Administration and accounting fees	19,635	20,079
Shareholder servicing fees	18,538	28,889
Distribution fees Class C	16,005	10,525
Shareholder reporting fees	13,854	13,454
Blue Sky Class I	12,276	12,730
Blue Sky Class A	11,856	12,114
Blue Sky Class C	11,665	12,402
Audit fees	11,374	11,374
Trustees’ fees and expenses	5,918	5,934
Insurance fees	4,288	6,538
Custody fees	4,288	6,302
Other expenses	2,195	2,885
Total expenses	326,764	431,868
Less: expense waivers and reimbursements	(86,235)	(100,936)
Net expenses	240,529	330,932
Net Investment Income	$ 893,026	$ 152,926

Realized and Unrealized Gain:
Net realized gain on investments in securities	$ 166,059	$ 990,199
Net change in unrealized appreciation on investments in securities	404,289	2,758,786
Net realized and unrealized gain on investments in securities	570,348	3,748,985
Net Increase in Net Assets Resulting from Operation	$ 1,463,374	$ 3,901,911

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2013 and the year ended September 30, 2012

	Destra Preferred and		Destra Focused
	Income Securities Fund		Equity Fund
	For the		For the
	six months	For the	six months	For the
	ended	year	ended	year
	March 31,	ended	March 31,	ended
	2013	September 30,	2013	September 30,
	(unaudited)	2012	(unaudited)	2012
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 893,026	$ 547,082	$ 152,926	$ (41,561)
Net realized gain (loss) on investments in securities	166,059	49,394	990,199	(175,957)
Net change in unrealized appreciation on investments in securities	404,289	1,005,019	2,758,786	1,862,314
Net increase in net assets resulting from operations	1,463,374	1,601,495	3,901,911	1,644,796

Class A
Distribution to Shareholders
Net investment income	(326,094)	(161,847)	(87,963)	(233)
Net realized gain	(1,486)	(386)	—	—
Return of capital	—	—	—	(258)
Total distributions to shareholders	(327,580)	(162,233)	(87,963)	(491)

Class C
Distribution to Shareholders
Net investment income	(55,852)	(15,514)	—	—
Net realized gain	(300)	(16)	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	(56,152)	(15,530)	—	—

Class I
Distribution to Shareholders
Net investment income	(323,206)	(77,719)	(100,925)	(1,017)
Net realized gain	(1,309)	(195)	—	—
Return of capital	—	—	—	(3,772)
Total distributions to shareholders	(324,515)	(77,914)	(100,925)	(4,789)

Class A
Capital Share Transactions
Proceeds from shares sold	7,780,495	10,057,521	8,782,213	21,110,226
Dividends reinvested	216,877	125,101	70,408	338
Cost of shares redeemed	(1,085,453)	(520,776)	(1,615,837)	(1,308,946)
Net increase from capital share transactions	6,911,919	9,661,846	7,236,784	19,801,618

Class C
Capital Share Transactions
Proceeds from shares sold	1,081,612	2,415,393	365,625	1,934,043
Dividends reinvested	43,767	11,667	—	—
Cost of shares redeemed	(197,846)	(25,908)	(54,251)	(11,981)
Net increase from capital share transactions	927,533	2,401,152	311,374	1,922,062

Class I
Capital Share Transactions
Proceeds from shares sold	3,038,697	11,023,787	4,437,917	13,933,682
Dividends reinvested	272,784	59,512	88,331	4,229
Cost of shares redeemed	(628,355)	(17,781)	(2,210,189)	(520,737)
Redemption fees	814	293	10,633	3,698
Net increase from capital share transactions	2,683,940	11,065,811	2,326,692	13,420,872

Total increase in net assets	11,278,519	24,474,627	13,587,873	36,784,068

Net Assets
Beginning of period	27,246,456	2,771,829	38,729,795	1,945,727
End of period	$38,524,975	$27,246,456	$52,317,668	$38,729,795
Undistributed net investment income (loss) at end of period	$ 559,325	$ 371,451	$ (67,779)	$ (31,817)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
For the six months ended March 31, 2013 and the year ended September 30, 2012

	Destra Preferred and		Destra Focused
	Income Securities Fund		Equity Fund
	For the		For the
	six months	For the	six months	For the
	ended	year	ended	year
	March 31,	ended	March 31,	ended
	2013	September 30,	2013	September 30,
	(unaudited)	2012	(unaudited)	2012
Class A
Change in Shares Outstanding
Shares outstanding, beginning of period	718,372	117,746	1,298,067	73,212
Shares sold	457,413	625,418	507,846	1,308,158
Shares reinvested	12,948	7,935	4,211	23
Shares repurchased	(63,873)	(32,727)	(94,302)	(83,326)
Shares outstanding, end of period	1,124,860	718,372	1,715,822	1,298,067

Class C
Change in Shares Outstanding
Shares outstanding, beginning of period	150,928	—	118,758	—
Shares sold	63,639	151,735	21,508	119,501
Shares reinvested	2,605	727	—	—
Shares repurchased	(11,555)	(1,534)	(3,132)	(743)
Shares outstanding, end of period	205,617	150,928	137,134	118,758

Class I
Change in Shares Outstanding
Shares outstanding, beginning of period	749,325	69,437	893,347	68,334
Shares sold	179,598	677,133	256,071	856,311
Shares reinvested	16,383	3,823	5,280	282
Shares repurchased	(37,145)	(1,068)	(127,513)	(31,580)
Shares outstanding, end of period	908,161	749,325	1,027,185	893,347

The accompanying notes are an integral part of these financial statements.

.

FINANCIAL HIGHLIGHTS
For the six months ended March 31, 2013, the year ended September 30, 2012 and the period ended September 30, 2011

	Destra Preferred and						Destra Focused
	Income Securities Fund						Equity Fund
	For the				For the		For the				For the
	six months				period		six months				period
	ended		For the		April 12, 2011*		ended		For the		April 12, 2011*
	March 31,		year ended		to		March 31,		year ended		to
	2013		September 30,		September 30,		2013		September 30,		September 30,
	(unaudited)		2012		2011		(unaudited)		2012		2011
Class A
Net asset value, beginning
of period	$16.87		$14.82		$15.00		$16.76		$13.74		$15.00
Investment operations:
Net investment income (loss)1	0.46		0.87		0.67		0.05		(0.06)		(0.03)
Net realized and unrealized
gain (loss)	0.29		1.70		(0.65)		1.42		3.08		(1.23)
Net Increase (decrease) in Net
Asset Value from Operations	0.75		2.57		0.02		1.47		3.02		(1.26)

Distributions paid to
shareholders from:
Net investment income	(0.38)		(0.52)		(0.20)		(0.06)		—	5	—
Net realized gains	—	5	—	5	—		—		—		—
Total distributions	(0.38)		(0.52)		(0.20)		(0.06)		—	5	—
Net asset value, end of period	$17.24		$16.87		$14.82		$18.17		$16.76		$13.74

TOTAL RETURN2	4.56	%4	17.71%		0.15	%4	8.82	%4	22.00%		(8.40	)%4
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in 000’s omitted)	$19,397		$12,120		$1,745		$31,177		$21,761		$1,006
Ratios to average net assets:
Expenses, net of expense
reimbursements/waivers	1.50	%3	1.50%		1.50	%3	1.60	%3	1.60%		1.60	%3
Expenses, prior to expense
reimbursements/waivers	2.04	%3	4.78%		20.31	%3	2.07	%3	3.75%		29.23	%3
Net investment income (loss)	5.39	%3	5.44%		9.37	%3	0.62	%3	(0.33)%		(0.46	)%3
Portfolio turnover rate	17	%4	45%		25	%4	39	%4	42%		22	%4

Class C
Net asset value, beginning of period	$16.89		$15.00	†	$—		$16.46		$15.00	†	$—
Investment operations:
Net investment income (loss)1	0.39		0.72	†	—		(0.01)		(0.16	)†	—
Net realized and
unrealized gain	0.30		1.43	†	—		1.39		1.62	†	—
Net Increase in Net Asset
Value from Operations	0.69		2.15	†	—		1.38		1.46	†	—
Distributions paid to
shareholders from:
Net investment income	(0.32)		(0.26	)†	—		—		—	†	—
Net realized gains	—	5	—	5†	—		—		—	†	—
Total distributions	(0.32)		(0.26	)†	—		—		—	†	—

Net asset value, end of period	$17.26		$16.89	†	$—		$17.84		$16.46	†	$—

TOTAL RETURN2,4	4.16%		14.49	%†	—		8.38%		9.73	%†	—%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in 000’s omitted)	$3,550		$2,549	†	$—		$2,447		$1,955	†	$—
Ratios to average net assets:
Expenses, net of expense
reimbursements/waivers3	2.25%		2.25	%†	—		2.35%		2.35	%†	—
Expenses, prior to expense
reimbursements/waivers3	3.22%		8.58	%†	—		3.72%		11.11	%†	—
Net investment income (loss)3	4.61%		4.86	%†	—		(0.09)%		(1.09	)%†	—
Portfolio turnover rate	17	%4	45	%†	—%		39	%4	42	%†	—%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS, CONTINUED
For the six months ended March 31, 2013, the year ended September 30, 2012 and the period ended September 30, 2011

Destra Preferred and	Destra Focused
Income Securities Fund	Equity Fund
For the	For the	For the	For the
six months	period	six months	period
ended	For the	April 12, 2011*	ended	For the	April 12, 2011*
March 31,	year ended	to	March 31,	year ended	to
2013	September 30,	September 30,	2013	September 30,	September 30,
(unaudited)	2012	2011	(unaudited)	2012	2011
Class I
Net asset value, beginning
of period	$16.79	$14.79	$15.00	$16.79	$13.76	$15.00
Investment operations:
Net investment income (loss)1	0.47	0.95	0.47	0.08	(0.01)	—
Net realized and unrealized
gain (loss)	0.30	1.67	(0.43)	1.44	3.10	(1.24)
Net Increase (decrease) in Net
Asset Value from Operations	0.77	2.62	0.04	1.52	3.09	(1.24)
Distributions paid to
shareholders from:
Net investment income	(0.41)	(0.62)	(0.25)	(0.11)	(0.04)	—
Net realized gains	—	5	—	5	—	—	—	—
Total distributions	(0.41)	(0.62)	(0.25)	(0.11)	(0.04)	—

Net asset value, end of period	$17.15	$16.79	$14.79	$18.20	$16.81	$13.76

TOTAL RETURN2	4.67	%4	18.15%	0.23	%4	8.97	%4	22.53%	(8.27	)%4
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
000’s omitted)	$15,578	$12,557	$1,027	$18,694	$15,014	$940
Ratios to average net assets:
Expenses, net of expense
reimbursements/waivers	1.22	%3	1.22%	1.22	%3	1.32	%3	1.32%	1.32	%3
Expenses, prior to expense
reimbursements/waivers	1.61	%3	5.19%	24.80	%3	1.67	%3	4.42%	26.03	%3
Net investment income (loss)	5.59	%3	5.86%	6.57	%3	0.94	%3	(0.07)%	0.04	%3
Portfolio turnover rate	17	%4	45%	25	%4	39	%4	42%	22	%4

*	Commencement of operations.
†	Data is provided for the period November 1, 2011 (commencement of operations) to September 30, 2012.
1	Based on average shares outstanding.
2
Assumes an investment at net asset value at the beginning of period, reinvestment of all distributions for the period and does not include payment of the maximum sales charge or contingent deferred sales charge (CDSC). Total return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

3	Annualized.
4	Not annualized.
5	Greater than $0.000, but less than $0.005.

The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2013 (unaudited)

1. ORGANIZATION

Destra Investment Trust II Fund was organized as a Massachusetts business trust on January 27, 2011, as an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). At the year end, the Trust consisted of two series (collectively, the “Funds” and each individually a “Fund”): Destra Preferred and Income Securities Fund (“Preferred and Income Fund”) and Destra Focused Equity Fund (“Focused Equity Fund”). The Preferred and Income Fund’s investment objective is to seek total return with an emphasis on high current income. The Focused Equity Fund’s investment objective is to seek long-term capital appreciation. Each Fund currently offers three classes of shares, Classes A, C and I. All share classes have equal rights and voting privileges, except in matters affecting a single class. Each Fund is non-diversified and represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the prices supplied by the pricing agent for such securities, if available, and otherwise shall be valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before a Fund calculates its net asset value, a Fund values these securities at fair value as determined in accordance with procedures approved by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the standard requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2013 (unaudited), CONTINUED

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds’ procedures are approved by the Board of Trustees.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2013:

Destra Preferred and Income Securities Fund
	Level 1	Level 2	Level 3	Total
Preferred Stocks*	$28,156,689	$—	$—	$28,156,689
Capital Securities*	—	8,370,078	—	8,370,078
Corporate Bonds*	—	653,857	—	653,857
Money Market Mutual Funds	361,603	—	—	361,603
Total	$28,518,292	$9,023,935	$—	$37,542,227
Destra Focused Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$50,888,727	$—	$—	$50,888,727
Money Market Mutual Funds	4,075,680	—	—	4,075,680
Total	$54,964,407	$—	$—	$54,964,407
* Please refer to the portfolio of investments to view securities segregated by industry.

There were no transfers between Level 1 and Level 2, and the Funds held no Level 3 securities during the period ended March 31, 2013.

Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Allocation of Income and Expenses

In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Cash and Cash Equivalents

Cash and cash equivalents includes US dollar deposits at bank accounts at amounts which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2013 (unaudited), CONTINUED

Distributions to Shareholders

The Funds intend to pay substantially all of their net investment income to shareholders through annual distributions. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Pursuant to an Investment Advisory Agreement (the “Agreement”) between each Fund and Destra Capital Advisors LLC, the Fund’s investment advisor (the “Advisor”), subject to the oversight of the Trust’s Board of Trustees, the Advisor is responsible for managing the investment and reinvestment of the assets of each Fund in accordance with each Fund’s investment objectives and policies and limitations and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds. The Advisor receives an annual fee payable monthly, at an annual rate of 0.75% and 0.85% of the average daily net assets of Preferred and Income Fund and Focused Equity Fund, respectively.

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement whereby the Advisor has agreed to waive its fee and/or reimburse the other expenses to the extent necessary to reduce the expense ratios of Class A, Class C and Class I of Preferred and Income Fund to 1.50%, 2.25% and 1.22%, respectively, and of Class A, Class C and Class I of Focused Equity Fund to 1.60%, 2.35% and 1.32%, respectively. The expense ratio for each class represents the ratio of the total annual operating expenses of the class (excluding interest, taxes, dividend expense, borrowing costs, interest expense relating to short sales and extraordinary expenses, if any) to the average net assets of the class.

Sub-Advisory Agreement

The Preferred and Income Fund has retained Flaherty & Crumrine Incorporated (“Flaherty”) to serve as its investment sub-adviser. Focused Equity Fund has retained WestEnd Advisors LLC (“WestEnd”) as its investment sub-adviser. The Advisor has agreed to pay from its own assets an annualized sub-advisory fee to Flaherty and WestEnd equal to one half of the net advisory fees collected by the Advisor from each respective Fund.

Administrator, Custodian and Accounting Agent

The Bank of New York Mellon serves as each Fund’s Administrator, Custodian and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as each Fund’s Transfer Agent.

4. DISTRIBUTION AND SERVICE PLANS

The Funds’ Class A and Class C shares have adopted a distribution and shareholder servicing plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% and 1.00% of the average daily net assets of the Funds’ Class A and Class C shares, respectively. Payments are made to Destra Capital Investments LLC, the Fund’s distributor (the “Distributor”), who may make ongoing payments to financial intermediaries based on the value each Fund’s shares held by such intermediaries’ customers.

For the period ended March 31, 2013 the Funds incurred distribution fees under the Plan as follows:

Fund Class	Amount
Destra Preferred and Income Securities Fund – Class A	$19,853
Destra Preferred and Income Securities Fund – Class C	16,005
Destra Focused Equity Fund – Class A	31,136
Destra Focused Equity Fund – Class C	10,525

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2013 (unaudited), CONTINUED

For the period ended March 31, 2013 the Funds incurred shareholder servicing fees under the Plan as follows:

	Class A	Class C	Class I
Destra Preferred and Income Securities Fund	$17,108	$1,243	$187
Destra Focused Equity Fund	27,830	839	220

5. FEDERAL INCOME TAX MATTERS

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for US federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds do not expect to be subject to US federal excise tax.

For the period ended March 31, 2013, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows:

		Gross	Gross
	Cost of	Unrealized	Unrealized	Net Unrealized
	Investments	Appreciation	Depreciation	Appreciation
Destra Preferred and Income Securities Fund	$36,183,373	$1,434,531	$ (75,677)	$1,358,854
Destra Focused Equity Fund	50,545,878	4,973,386	(554,857)	4,418,529

6. INVESTMENT TRANSACTIONS

For the period ended March 31, 2013, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

	Purchases	Sales
Destra Preferred and Income Securities Fund	$16,159,289	$ 5,566,204
Destra Focused Equity Fund	25,516,902	16,216,851

7. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A shares are subject to an initial sales charge on purchases of less than $1,000,000. The Funds’ Class A, C and I shares are purchased at prices per share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by a Fund or its authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of shares.

Redemption requests will be processed at the next net asset value per share calculated after a redemption request is accepted. For Class I shares, a redemption fee of 2.00% may be deducted from a shareholder’s redemption proceeds with respect to shares redeemed within 90 days of purchase. The Funds charge this fee in order to discourage short-term investors. The Funds retain this fee for the benefit of the remaining shareholders.

A contingent deferred sales charge of 1.00% may be deducted with respect to Class A shares purchased without a sales load and redeemed within 12 months of purchase. A contingent deferred sales charge of 1.00% applies on Class C shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors as described in each Fund’s prospectus.

8. SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

TRUSTEES AND OFFICERS
(unaudited)

The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of the Board of Trustees. The Trust has four trustees, one of whom is an “interested person” (as the term “interested person” is defined in the 1940 Act) and three of whom are not interested persons (referred to herein as “independent trustees”). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Destra Capital Advisors LLC or its affiliates. The names, business addresses and year of birth of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below. The trustees of the Trust are trustees of 2 Destra-sponsored open-end funds. The address of each officer and trustee is 901 Warrenville Rd. Suite 15, Lisle, IL 60532. The Statement of Additional Information includes additional information about the Trustees and Officers and is available without charge by calling Destra Capital Advisors LLC at (877) 287-9646, writing to Destra Capital Advisors LLC at 901 Warrenville Road, Suite 15, Lisle, IL 60532 or visiting Destra Capital Advisors LLC at destracapital.com/literature.

Independent Trustees
Number of
		Term of		Portfolios in
		Office and	Principal	Fund	Other
	Position(s)	Length of	Occupation(s)	Complex	Directorships
Name, Business Address	Held with	Time	During Past	Overseen by	Held by
and Year of Birth	Trust	Served	5 Years	Trustee	Trustee
Independent Trustees
Diana S. Ferguson	Trustee	Term-	Chief Financial Officer	3	Tree House Foods
Birth year: 1963		Indefinite*	(2010-2011), Chicago		Urban Partnership Bank
		Length of	Board of Education;
		Service-	Senior Vice President
		Since 2010	and Chief Financial Officer
(2008), Folgers Coffee
Company; Executive Vice
President and Chief
Financial Officer (2007-
2008), Merisant Worldwide;
Senior Vice President
and Chief Financial
Officer (2001-2007),
Sara Lee Foodservice

William M. Fitzgerald, Sr.	Trustee	Term-	Founder, Global	3	Director, Syncora
Birth Year: 1964		Indefinite*	Infrastructure Asset		Holdings Ltd. and its
		Length of	Management LLC;		affiliates, Syncora
		Service-	Managing Director		Guarantee Inc. and
		Since 2010	(1988-2007), Nuveen		Syncora Capital Assurance
			Investments LLC; Chief		Inc.- Financial Guarantee
			Investment Officer		Company, Ariel Education
			(2000-2007), Nuveen Asset		Initiative, Advisory Board
			Management		of Bannockburn
Securities, LLC; Director,
Syncora Holdings Ltd. and
its affiliates, Syncora
Guarantee Inc. and
Syncora Capital Assurance
Inc.- Financial Guarantee
Company

Louis A. Holland, Jr.	Trustee	Term-	President and Chief	3	Director, Holland Capital
Birth Year: 1964		Indefinite*	Financial Officer		Management, HP
		Length of	(2008-present), CUMOTA		Schmaltz Restaurants-
		Service-	LLC (Angel investing		Schmaltz ONLINE;
		Since 2010	and consulting);		National Alzeheimer’s
			Managing Director		Association-DuPage
			(2000-2008), Nuveen		PADs
Investments

TRUSTEES AND OFFICERS, CONTINUED
(unaudited)

Independent Trustess
Number of
		Term of		Portfolios in
		Office and	Principal	Fund	Other
	Position(s)	Length of	Occupation(s)	Complex	Directorships
Name, Business Address	Held with	Time	During Past	Overseen by	Held by
and Year of Birth	Trust	Served	5 Years	Trustee	Trustee
Interested Trustee
Nicholas Dalmaso **	Trustee,	Term-	Co-Chairman, General	3	None
Birth Year: 1965	Chief Executive	Indefinite*	Counsel and Chief
	Officer, Secretary	Length of	Operating Officer of
		Service-	Destra Capital
		Since 2010	Management LLC,
President, Chief Operating
Officer and General
Counsel, Destra Capital
Advisors LLC; President,
Chief Operating Officer
and General Counsel,
Destra Capital
Investments LLC;
(2001-2008) General
Counsel and Chief
Administrative Officer,
Claymore Securities, Inc.

Officers of the Trust

Anne Kochevar	Chief	Term-	Senior Managing Director,	3	None
Birth Year: 1963	Compliance	Indefinite*	Destra Capital
	Officer	Length of	Management LLC, Destra
901 Warrenville Rd.		Service-	Capital Advisors LLC and
Suite 15 Lisle, IL 60532		Since 2010	Destra Capital Investments
LLC; Senior Managing
Director (2002-2010),
Claymore Securities, Inc.

Linda Fryer	Chief	Term-	Chief Financial Officer,	3	None
Birth Year: 1973	Financial	Indefinite*	Destra Capital
	Officer and	Length of	Management LLC
901 Warrenville Rd.	Treasurer	Service-
Suite 15 Lisle, IL 60532		Since 2012

*	Each trustee serves for the lifetime of the Trust until removal, resignation or retirement and his or her successor is elected.
**	Mr. Dalmaso is an “Interested Person” of the Trust, as defined in the 1940 Act, by reason of his positions with and ownership of Destra Capital Management LLC and its subsidiaries.

This page intentionally left blank.

TRUST INFORMATION

Board of Trustees	Officers	Investment Adviser
Diana S. Ferguson	Nicholas Dalmaso	Destra Capital Advisors LLC
William M. Fitzgerald	Chief Executive Officer	Lisle, IL
Louis A. Holland, Jr.
Nicholas Dalmaso*	Anne Kochevar	Distributor
	Chief Compliance Officer	Destra Capital Investments LLC
* “Interested Person” of		Lisle, IL
the Trust, as defined in	Linda Fryer
the Investment Company	Chief Financial Officer	Administrator, Accounting Agent,
Act of 1940, as amended.		Custodian and Transfer Agent
The Bank of New York Mellon
New York, NY

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered Public
Accounting Firm
KPMG LLP
Chicago, IL

Privacy Principles of the Trust for Shareholders
Funds are committed to maintaining the privacy of their shareholders and to safeguarding the non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
• If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (877) 287-9646.

Information regarding how the Funds voted proxies for portfolio securities is available without charge and upon request by calling (877) 287-9646, or visiting Destra Capital Investments LLC’s website at http://destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at http://destracapital.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Destra Investment Trust II

By (Signature and Title)* /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date      5/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date       5/30/13

By (Signature and Title)* /s/ Linda Fryer
Linda Fryer, Chief Financial Officer
(principal financial officer)

Date       5/30/13

* Print the name and title of each signing officer under his or her signature.